Customer accounts and amounts due to banks (Tables)	12 Months Ended
Dec. 31, 2023
Customer accounts and amounts due to banks
Summary of customer accounts and amounts due to banks

	As of	As of
	December 31,	December 31,
	2022	2023
Legal entities’ current/demand accounts	8,829	—
Correspondent accounts of other banks	2,335	—
Individuals’ current/demand accounts	39	—
Total customer accounts and amounts due to banks	11,203	—